Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Fixed maturities available-for-sale, amortized cost	$ 72,991,000,000	$ 73,429,000,000
Fixed maturities available-for-sale, allowance for credit losses	24,000,000	22,000,000
Mortgage loans on real estate, allowance for credit losses	129,000,000	62,000,000
Reinsurance recoverable, allowance for credit loss	$ 10,000,000	5,000,000
Reinsurance recoverable, fair value		$ 14,074,000,000
Preferred stock par value (in dollars per share)	$ 1	$ 1
Preferred stock, liquidation preference	$ 25,000	$ 25,000
Common stock par value (in dollars per share)	$ 0.01	$ 0.01
Common stock authorized (in shares)	2,000,000,000	2,000,000,000
Common stock issued (in shares)	508,418,442	520,918,331
Common stock outstanding (in shares)	365,081,940	391,290,224
Treasury stock (in shares)	143,336,502	129,628,107